Organization and Nature of Operations (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 02, 2023	Feb. 09, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 28, 2022
Organization and Nature of Operations (Details) [Line Items]
Contributed aggregate revenue percentage				100.00%	100.00%	100.00%
Public offering price per share (in Dollars per share)		$ 0.0001					$ 0.0001
Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Public offering price per share (in Dollars per share)			$ 4
Additional shares issued (in Shares)			309,375
Subsequent Event [Member] | IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Issued shares (in Shares)			2,062,500
Public offering price per share (in Dollars per share)			$ 4
Total gross proceeds (in Dollars)			$ 8,250,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Organization and Nature of Operations (Details) [Line Items]
Total gross proceeds (in Dollars)	$ 1,237,500
Haozhen Shandong [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership percentage				30.00%
Hongli Cayman [Member]
Organization and Nature of Operations (Details) [Line Items]
Issued shares (in Shares)		100